SHAREHOLDERS' EQUITY (Schedule of Stock Option Activity) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Number of options and RSUs
Exercised	(114,281)
Weighted average Exercise price
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price	$ 5.21
Restricted Stock Units (RSUs) [Member]
Number of options and RSUs
Outstanding at January 1	3,217,921
Granted	1,532,183
Exercised	(1,577,895)
Cancelled	(513,043)
Outstanding at December 31	2,659,166	3,217,921
Exercisable at December 31	136,429	250,710
Vested and expected to vest at December 31	2,650,878
Weighted average Exercise price
Outstanding at January 1	$ 0.47
Granted	0
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price	0.38
Cancelled	0
Outstanding at December 31	0.35	$ 0.47
Exercisable at December 31	6.78	$ 6.07
Vested and expected to vest at December 31	$ 0.36
Weighted average Remaining contractual term (in years)
Outstanding	92 years 9 months 14 days	86 years 7 months 24 days
Exercisable at December 31	1 year 6 months 14 days
Vested and expected to vest at December 31	92 years 8 months 23 days
Aggregate intrinsic value
Outstanding at January 1	$ 25,849
Exercised	15,195
Outstanding at December 31	24,649	$ 25,849
Exercisable at December 31	481
Vested and expected to vest at December 31	$ 48,734
Performance Based Stock Options Member
Number of options and RSUs
Outstanding at January 1	1,023,202
Granted	1,014,383
Exercised	(290,488)
Cancelled	(262,147)
Outstanding at December 31	1,484,950	1,023,202
Exercisable at December 31	0
Vested and expected to vest at December 31	943,165
Weighted average Exercise price
Outstanding at January 1	$ 0
Granted	0
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price	0
Cancelled	0
Outstanding at December 31	0	$ 0
Exercisable at December 31	0
Vested and expected to vest at December 31	$ 0.01
Weighted average Remaining contractual term (in years)
Outstanding	99 years 18 days	99 years 2 months 19 days
Vested and expected to vest at December 31	98 years 2 months 23 days
Aggregate intrinsic value
Outstanding at January 1	$ 8,667
Exercised	2,767
Outstanding at December 31	14,226	$ 8,667
Exercisable at December 31	0
Vested and expected to vest at December 31	$ 23,261